Clinical Trials Grant - Additional Information (Detail) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 01, 2023 USD ($) Tranches	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants	$ 2,000
Number of tranches | Tranches	2
Research and Development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants		$ 236	$ 197	$ 13	$ 0	$ 210	$ 0	$ 827	$ 0
Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants	$ 1,250
Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants	$ 750